Property, Plant and Equipment, Net	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment, Net

Note 6. Property, Plant and Equipment, Net

Property, plant and equipment, net consisted of the following:

	December 31,	December 31,
	2018	2017
	(U.S. $ in thousands)
Machinery and equipment	$134,708	$133,656
Buildings and improvements	139,666	131,993
Computer equipment and software	49,991	48,237
Office equipment, furniture and fixtures	17,616	17,893
Land	19,111	19,234
	361,092	351,013
Accumulated depreciation	(173,437)	(155,147)
	187,655	195,866
Construction work in progress	495	4,085
	$188,150	$199,951

Depreciation expenses were $28.9 million, $31.6 million and $33.8 million in the years ended December 31, 2018, 2017 and 2016, respectively.